Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Details) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Cash and cash equivalents, Carrying Value		$ 2,722,915	$ 1,947,931	$ 741,870	$ 1,474,955	$ 2,528,169
Cash and cash equivalents, Estimated Fair Value		2,722,915	1,947,931	741,870
FHLB stock, Carrying Value	[1]	698,984	714,005	647,562
FHLB stock, Estimated Fair Value	[1]	698,984	714,005	647,562
Loans and leases, net, Carrying Value		43,068,816	42,806,691	41,746,517
Loans and leases, net, Estimated Fair Value		42,433,118	42,376,214	41,699,929
Financial Liabilities:
Deposits, Carrying Value		34,197,136	32,436,813	31,657,132
Deposits, Estimated Fair Value		34,215,071	32,466,013	31,713,945
Borrowed funds, Carrying Value		15,758,787	16,083,544	14,557,593
Borrowed funds, Estimated Fair Value		16,475,503	16,794,338	14,882,776
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and cash equivalents, Carrying Value		2,722,915	1,947,931	741,870
Financial Liabilities:
Deposits, Carrying Value	[2]	24,582,838	22,106,133	17,442,274
Significant Other Observable Inputs (Level 2)
Financial Assets:
FHLB stock, Carrying Value	[1]	698,984	714,005	647,562
Financial Liabilities:
Deposits, Carrying Value	[3]	9,632,233	10,359,880	14,271,671
Borrowed funds, Carrying Value		16,475,503	16,794,338	14,882,776
Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans and leases, net, Carrying Value		$ 42,433,118	$ 42,376,214	$ 41,699,929

[1]	Carrying value and estimated fair value are at cost.
[2]	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
[3]	Certificates of deposit.